SUMMARY OF ACCOUNTING POLICIES - Summary of changes in stock options (Details 3) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year	425,600	421,200	412,340
Stock conversion	(60,861)
Granted	5,600	4,400	8,860
Exercised
Forfeited
Outstanding at end of year	370,339	425,600	421,200
Options exercisable at year-end	353,022	404,760	397,260
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 11.10	$ 11.05	$ 11.17
Stock conversion	$ 1.76
Granted	$ 8.30	$ 9.04	$ 8.07
Exercised
Forfeited
Outstanding at end of year	$ 12.80	$ 11.10	$ 11.05
Options exercisable at year-end	$ 12.96	$ 11.14	$ 11.16
Fair value of options granted during the year	$ 1.28	$ 5.30	$ 4.83
Weighted average remaining vesting period	2 months	2 months	2 months